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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2008
                                              --------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Vercingetorix Corp
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Address: 122 East 55th St, 5th Floor
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         New York NY 10022
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Form 13F File Number:  28-11801
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Curtis L. Alexander
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Title: Managing Partner
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Phone: 978-579-9700
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Signature, Place, and Date of Signing:


/s/ Curtis L. Alexander            Sudbury Ma                    5/13/08
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-                               NONE
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          NONE
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
                                            -------------
                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               NONE


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                           FORM 13F INFORMATION TABLE

                          TITLE OF              VALUE   SHARES /    SH/    PUT / INVSTMNT         OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP   (x$1000)  PRN AMT     PRN     CALL  DSCRETN        MANAGERS       SOLE SHARED NONE
--------------            -------- ---------- -------- --------- --------- ----- -------- --------------------- ---- ------ ----
COMCAST CORP NEW CL A     EQUITY   20030N101     3,033   137,636   137,636     0       -- MEDIA GROUP INV. L.P.   --     --   --
MILLICOM INTERNATIONAL
   CELLULAR SA            EQUITY   L6388F110    31,493   264,223   264,223     0       -- MEDIA GROUP INV. L.P.   --     --   --
NII HOLDINGS INC CL B     EQUITY   62913F201     2,966    61,300    61,300     0       -- MEDIA GROUP INV. L.P.   --     --   --
MEDIACOM COMMUNICATIONS
   CORP CL A              EQUITY   58446K105       248    45,000    45,000     0       -- MEDIA GROUP INV. L.P.   --     --   --
***ROGERS COMMUNICATIONS
   INC CL B NON-VTG       EQUITY   775109200    10,927   237,950   237,950     0       -- MEDIA GROUP INV. L.P.   --     --   --
VALUEVISION MEDIA INC-CL
   A CL A                 EQUITY   92047K107     7,778 1,516,205 1,516,205     0       -- MEDIA GROUP INV. L.P.   --     --   --
***OPEN JT STK CO-VIMPEL
   COMMUNICATIONS
   SPONSORED ADR          EQUITY   68370R109     6,873   211,153   211,153     0       -- MEDIA GROUP INV. L.P.   --     --   --
CENTRAL EUROPEAN MEDIA
   ENTERPRISES LTD-CL A   EQUITY   G20045202    28,353   281,392   281,392     0       -- MEDIA GROUP INV. L.P.   --     --   --
ACCESS INTEGRATED
   TECHNOLOGIES INC CL A  EQUITY   004329108     1,611   644,260   644,260     0       -- MEDIA GROUP INV. L.P.   --     --   --
OUTDOOR CHANNEL HOLDINGS
   INC NEW                EQUITY   690027206       770    99,500    99,500     0       -- MEDIA GROUP INV. L.P.   --     --   --
LIBERTY GLOBAL INC
   CLASS A                EQUITY   530555101     5,174   147,829   147,829     0       -- MEDIA GROUP INV. L.P.   --     --   --
LIBERTY GLOBAL INC
   SERIES C               EQUITY   530555309     6,631   200,029   200,029     0       -- MEDIA GROUP INV. L.P.   --     --   --
ORBCOMM INC               EQUITY   68555P100     5,553 1,011,532 1,011,532     0       -- MEDIA GROUP INV. L.P.   --     --   --
TIME WARNER CABLE-A
   CLASS A                EQUITY   88732J108     5,532   186,900   186,900     0       -- MEDIA GROUP INV. L.P.   --     --   --
VIRGIN MEDIA INC          EQUITY   92769L101     4,833   349,185   349,185     0       -- MEDIA GROUP INV. L.P.   --     --   --

This report is provided for informational purposes only. Your UBS brokerage statement is the official statement of your account.